BALANCE SHEET DETAILS - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories:
Raw materials	$ 3,328	$ 2,362
Work in process	1,766	1,285
Finished goods	1,601	2,495
Total Inventory	$ 6,695	$ 6,142